Consolidated Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gain (loss) on remeasurement of actuarial liability	$ (43)	$ 141
Accumulated Translation Adjustment [member]
Currency translation adjustments	$ (1,779)	$ (3,482)
Common Shares [member]
Par value per share	$ 0	$ 0
Preferred Shares [member]
Par value per share	$ 0	$ 0